Mezzanine Capital (FY) (Details)	12 Months Ended
Dec. 31, 2024 shares
Temporary Equity [Line Items]
Temporary equity, redemption, restriction period	30 days
Temporary equity, redemption, restriction multiplier	0.8
Class B-1 Preferred Units
Temporary Equity [Line Items]
Temporary equity, redemption, maximum number of shares (in shares)	1,000,000